UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):    [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Alesco Advisors LLC
Address:    1080 Pittsford-Victor Road
            Pittsford, New York 14534

Form 13F File Number:  28-_________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jeffrey D. Bradley
Title:  Chief Compliance Officer
Phone:  (585) 586-0970

Signature, Place, and Date of Signing:

JEFFREY D. BRADLEY            Pittsford, NY      11/12/2007
------------------            -------------      ----------
   (Signature)                (City, State)        (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     58
Form 13F Information Table Value Total:     $370,295
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.

                           FORM 13F INFORMATION TABLE

                                                            VALUE    SHARES/  SH/ PUT/  INVSTMT   OTHER         VOTING AUTHORITY
        NAME OF ISSUER        TITLE OF CLASS     CUSIP     (x$1000)  PRN AMT  PRN CALL  DSCRETN  MANAGERS    SOLE    SHARED    NONE
----------------------------  --------------  -----------  --------  -------  --- ----  -------  --------  -------- -------- -------
AMERICAN INTL GROUP INC       COM             026874 10 7    $ 250     3,695            OTHER                3,695                 -
ANHEUSER BUSCH COS INC        COM             035229 10 3    $ 942    18,847            OTHER                6,506            12,341
APPLE INC                     COM             037833 10 0    $ 361     2,350            OTHER                2,350                 -
BANK OF AMERICA CORPORATION   COM             060505 10 4  $ 8,530   169,687            OTHER                3,097           166,590
BROWN & BROWN INC             COM             115236 10 1    $ 306    11,640            OTHER                    -            11,640
CISCO SYS INC                 COM             17275r 10 2    $ 274     8,280            OTHER                8,280                 -
COLGATE PALMOLIVE CO          COM             194162 10 3    $ 218     3,059            OTHER                3,059                 -
CVS CAREMARK CORPORATION      COM             126650 10 0    $ 271     6,841            OTHER                6,841                 -
DYNEGY INC DEL                CL A            26817G 10 2    $ 350    37,901            OTHER               37,901                 -
EXELON CORP                   COM             30161N 10 1    $ 250     3,322            OTHER                3,322                 -
EXXON MOBIL CORP              COM             30231g 10 2    $ 381     4,117            OTHER                4,117                 -
FIRST NIAGARA FINL GP INC     COM             33582V 10 8  $ 1,752   123,793            OTHER                   30           123,763
GENERAL ELECTRIC CO           COM             369604 10 3    $ 318     7,682            OTHER                7,682                 -
HOME PROPERTIES INC           COM             437306 10 3    $ 449     8,600            OTHER                8,600                 -
INTERNATIONAL BUSINESS MACHS  COM             459200 10 1    $ 658     5,590            OTHER                5,590                 -
ISHARES TR                    20+ YR TRS BD   464287 43 2  $ 1,054    11,875             SOLE               10,575             1,300
ISHARES TR                    MSCI EAFE IDX   464287 46 5  $ 33,072  400,430             SOLE              388,280            12,150
ISHARES TR                    MSCI EMERG MKT  464287 23 4    $ 990     6,625             SOLE                6,625                 -
ISHARES TR                    RUSL 2000 VALU  464287 63 0    $ 525     6,825             SOLE                6,825                 -
ISHARES TR                    RUSSELL 1000    464287 62 2  $ 2,297    27,700             SOLE               27,700                 -
ISHARES TR                    RUSSELL1000VAL  464287 59 8    $ 221     2,575             SOLE                2,575                 -
ISHARES TR                    S&P 500 INDEX   464287 20 0  $ 25,800  168,661             SOLE              165,611             3,050
ISHARES TR                    S&P 500 VALUE   464287 40 8  $ 10,015  122,940             SOLE              117,940             5,000
ISHARES TR                    S&P MC 400 GRW  464287 60 6  $ 14,441  159,696             SOLE              155,571             4,125
ISHARES TR                    S&P MIDCAP 400  464287 50 7  $ 34,428  390,430             SOLE              376,055            14,375
ISHARES TR                    S&P MIDCP VALU  464287 70 5  $ 17,459  207,696             SOLE              202,571             5,125
ISHARES TR                    S&P SMLCAP 600  464287 80 4  $ 35,613  510,576             SOLE              491,701            18,875
ISHARES TR                    S&P SMLCP GROW  464287 88 7  $ 14,929  104,221             SOLE              101,646             2,575
ISHARES TR                    S&P SMLCP VALU  464287 87 9  $ 10,706  141,897             SOLE              135,797             6,100
ISHARES TR                    S&P500 GRW      464287 30 9  $ 8,057   113,225             SOLE              108,391             4,834
ISHARES TR                    US TIPS BD FD   464287 17 6  $ 2,351    23,040             SOLE              20,990              2,050
ISHARES TR                    1-3 YR TRS BD   464287 45 7    $ 325     4,000             SOLE                4,000                 -
ISHARES TRUST                 LEHMAN 1-3 YR   464288 64 6    $ 343     3,400             SOLE                3,400                 -
ISHARES TRUST                 LEHMAN INTER G  464288 61 2    $ 560     5,550             SOLE                5,550                 -
ISHARES TRUST                 RSSL MCRCP IDX  464288 86 9    $ 888    15,405             SOLE               15,405                 -
ITT CORP NEW                  COM             450911 10 2    $ 258     3,800            OTHER                3,800                 -
JP MORGAN CHASE & CO          COM             46625h 10 0    $ 531    11,592            OTHER               11,592                 -
M&T BK CORP                   COM             55261f 10 4    $ 300     2,900            OTHER                2,900                 -
MIDCAP SPDR TR                UNIT SER 1      595635 10 3    $ 464     2,885             SOLE                2,885                 -
NOVATEL WIRELESS INC          COM NEW         66987M 60 4    $ 340    15,000            OTHER                    -            15,000
NVIDIA CORP                   COM             67066G 10 4    $ 309     8,537            OTHER                8,537                 -
PAETEC HOLDING CORP           COM             695459 10 7    $ 346    27,722            OTHER               27,722                 -
PARLUX FRAGRANCES INC         COM             701645 10 3    $ 214    55,100            OTHER                    -            55,100
PAYCHEX INC                   COM             704326 10 7  $ 3,270    79,762            OTHER               79,762                 -
PEPSICO INC                   COM             713448 10 8    $ 345     4,706            OTHER                4,706                 -
PHOENIX FOOTWEAR GROUP INC    COM             71903M 10 0  $ 2,517   786,600            OTHER                    -           786,600
PROCTER & GAMBLE CO           COM             742718 10 9    $ 246     3,500            OTHER                3,500                 -
RYDEX ETF TRUST               S&P500 PUR VAL  78355W 30 4    $ 387    11,300             SOLE               11,300                 -
SCHLUMBERGER LTD              COM             806857 10 8    $ 499     4,751            OTHER                4,751                 -
SPDR SERIES TRUST             DJWS REIT ETF   78464A 60 7  $ 22,519  277,293             SOLE              272,293             5,000
SPDR TR                       UNIT SER 1      78462f 10 3  $ 96,086  629,743             SOLE              610,967            18,776
UNITED TECHNOLOGIES CORP      COM             913017 10 9    $ 251     3,124            OTHER                3,124                 -
VANGUARD BD INDEX FD INC      TOTAL BND MKT   921937 83 5  $ 7,318    96,690             SOLE               93,690             3,000
VANGUARD INDEX FDS            REIT ETF        922908 55 3  $ 3,238    45,310             SOLE               45,310                 -
VANGUARD INDEX FDS            SMALL CP ETF    922908 75 1    $ 530     7,300             SOLE                7,300                 -
VANGUARD INTL EQUITY INDEX F  EMR MKT ETF     922042 85 8    $ 320     3,080             SOLE                3,080                 -
WILLIAMS COS INC DEL          COM             969457 10 0    $ 324     9,500            OTHER                9,500                 -
XEROX CORP                    COM             984121 10 3    $ 297    17,124            OTHER               17,124                 -